Shareholder Report	12 Months Ended	105 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND, INC.
Entity Central Index Key	0000910671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005469
Shareholder Report [Line Items]
Fund Name	Communications & Technology Fund
Class Name	Investor Class
Trading Symbol	PRMTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communications & Technology Fund - Investor Class	$92	0.77%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by by favorable economic data and corporate earnings reports alongside easing inflationary pressures and interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, further boosting stocks into year end. Large-cap and growth stocks performed best with notable strength from technology leaders at the forefront of artificial intelligence innovation.

  Streaming video service provider Netflix and semiconductor company NVIDIA were top absolute contributors for the fund in 2024. Netflix posted record subscriber growth, capitalizing on the competitive retrenchment of legacy media peers faced with over-levered balance sheets and deteriorating pay TV cash flows. Shares of NVIDIA advanced on strong graphics processing unit demand as large-cap technology platforms accelerated their investments behind AI model development. Advances in frontier model capabilities coupled with progress on AI monetization intensified the arms race unfolding at the infrastructure layer, benefiting NVIDIA as the leader in AI compute and networking solutions.

  Telecom services holdings in Comcast and American Tower detracted on an absolute basis. Comcast’s cable broadband unit faced ongoing share loss to fixed wireless and fiber competition. Muted macro tower demand pressured American Tower shares with U.S. mobile carriers having completed the bulk of their initial 5G network deployments.

  The portfolio reflects our focus on digital disruptors and the infrastructure operators enabling digital disruption. We aim to invest behind durable secular trends in the technology, media, and telecommunications space, balancing high conviction with responsible concentration when sizing positions in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Communications & Technology Fund (Investor Class)	38.12%	14.01%	15.03%
MSCI All Country World Index (Regulatory Benchmark)	18.02	10.58	9.79
MSCI World IMI Communications Services 10/40 Index (Strategy Benchmark)	23.57	6.58	5.70
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 9,761,108,000	$ 9,761,108,000
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 54,151,000
InvestmentCompanyPortfolioTurnover	38.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$9,761,108 Number of Portfolio Holdings78
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	20.1%
Direct-to-Consumer Subscription Services	10.7
U.S. Wireless	9.3
U.S. Internet Retail	7.3
Infrastructure and Developer Tool Software	5.8
Digital Systems	5.5
Consumer Electronics	4.9
Industry-Specific Software	4.9
U.S. Internet Services	4.0
Other	27.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Meta Platforms	8.5%
Netflix	8.4
Alphabet	7.7
Amazon.com	6.6
NVIDIA	5.5
T-Mobile U.S.	5.4
Microsoft	5.4
Apple	4.9
AT&T	2.4
Shopify	2.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000169955
Shareholder Report [Line Items]
Fund Name	Communications & Technology Fund
Class Name	I Class
Trading Symbol	TTMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communications & Technology Fund - I Class	$80	0.67%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by by favorable economic data and corporate earnings reports alongside easing inflationary pressures and interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, further boosting stocks into year end. Large-cap and growth stocks performed best with notable strength from technology leaders at the forefront of artificial intelligence innovation.

  Streaming video service provider Netflix and semiconductor company NVIDIA were top absolute contributors for the fund in 2024. Netflix posted record subscriber growth, capitalizing on the competitive retrenchment of legacy media peers faced with over-levered balance sheets and deteriorating pay TV cash flows. Shares of NVIDIA advanced on strong graphics processing unit demand as large-cap technology platforms accelerated their investments behind AI model development. Advances in frontier model capabilities coupled with progress on AI monetization intensified the arms race unfolding at the infrastructure layer, benefiting NVIDIA as the leader in AI compute and networking solutions.

  Telecom services holdings in Comcast and American Tower detracted on an absolute basis. Comcast’s cable broadband unit faced ongoing share loss to fixed wireless and fiber competition. Muted macro tower demand pressured American Tower shares with U.S. mobile carriers having completed the bulk of their initial 5G network deployments.

  The portfolio reflects our focus on digital disruptors and the infrastructure operators enabling digital disruption. We aim to invest behind durable secular trends in the technology, media, and telecommunications space, balancing high conviction with responsible concentration when sizing positions in the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Communications & Technology Fund (I Class)	38.26%	14.12%	16.34%
MSCI All Country World Index (Regulatory Benchmark)	18.02	10.58	11.57
MSCI World IMI Communications Services 10/40 Index (Strategy Benchmark)	23.57	6.58	5.88
S&P 500 Index (Previous Benchmark)	25.02	14.53	14.86

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 9,761,108,000	$ 9,761,108,000
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 54,151,000
InvestmentCompanyPortfolioTurnover	38.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$9,761,108 Number of Portfolio Holdings78
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	20.1%
Direct-to-Consumer Subscription Services	10.7
U.S. Wireless	9.3
U.S. Internet Retail	7.3
Infrastructure and Developer Tool Software	5.8
Digital Systems	5.5
Consumer Electronics	4.9
Industry-Specific Software	4.9
U.S. Internet Services	4.0
Other	27.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Meta Platforms	8.5%
Netflix	8.4
Alphabet	7.7
Amazon.com	6.6
NVIDIA	5.5
T-Mobile U.S.	5.4
Microsoft	5.4
Apple	4.9
AT&T	2.4
Shopify	2.3

Updated Prospectus Web Address	www.troweprice.com/paperless